Net Loss per Share Attributable to Common Stockholders - Computation of Basic and Diluted Earnings Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common stockholders	$ (10,921)	$ (6,155)	$ (3,838)
Shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550
Net loss per share attributable to common stockholders, basic and diluted	$ (0.87)	$ (0.92)	$ (0.64)